As filed with the Securities and Exchange Commission on October 30, 2015

Registration Nos. 333-123756
811-21742

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ ]

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 13	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ ]

Amendment No. 19	[X]

FIRST INVESTORS LIFE SEPARATE ACCOUNT E
(Exact Name of Registrant)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
(Name of Depositor)

40 Wall Street, New York, New York 10005
(Address of Depositor's Principal Executive Offices)

(212) 858-8200
(Depositor's Telephone Number, including Area Code)

Carol E. Springsteen
Foresters Life Insurance and Annuity Company
40 Wall Street
New York, New York 10005
(Name and Address of Agent for Service)

Copies of all communications to:
K&L Gates LLP
1601 K Street, NW
Washington, DC  20006-1600
Attn: Diane Ambler, Esq.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check the appropriate box):

[_]	Immediately upon filing pursuant to paragraph (b) of Rule 485

[X]	On November 2, 2015 pursuant to paragraph (b) of Rule 485

[_]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_]	On (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title and Amount of Securities Being Registered:  An indefinite amount of units of interest in First Investors Life Separate Account E under variable life insurance policies.

EXPLANATORY COMMENT

This Post-Effective Amendment No. 13 to the Registration Statement on Form N-6 (File Nos. 333-123756, 811-21742) (the “Registration Statement”) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and supplements the prospectus. The prospectus and the statement of additional information included in Post-Effective Amendment No. 12 to the Registration Statement filed on April 28, 2015 pursuant to Rule 485(b) are incorporated herein by reference.

SUPPLEMENT DATED NOVEMBER 2, 2015

TO THE PROSPECTUS DATED MAY 1, 2015 FOR

SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

OFFERED BY FORESTERS LIFE INSURANCE AND ANNUITY COMPANY

This supplement makes changes to your prospectus regarding the Subaccounts available under your Contract.  Effective November 2, 2015, your Contract will offer one additional Subaccount corresponding to a Fund of the First Investors Life Series Funds, the Balanced Income Fund.  The updates to your prospectus reflecting this change are described below.

1.	In the “Summary of Benefits and Risks” section, under the sub-heading “Investment Options”, the first sentence in the first paragraph is deleted in its entirety and replaced with the following:

You may allocate Your premiums to any of the fifteen (15) Subaccounts of Separate Account E and the Fixed Account.

2.	In the “Description of Policy” section, under the sub-heading “Life Series Funds”, the second sentence in the first paragraph is deleted in its entirety and replaced with the following:

The Funds consist of fifteen (15) separate series (“Funds”), all of which are available to Policyowners of Separate Account E.

3.	In the “Description of Policy” section, under the sub-heading “Life Series Funds”, the table is deleted in its entirety and replaced with the following:

Fund	Investment Objective

Balanced Income Fund	Income as the primary objective and a secondary objective of capital appreciation.
Cash Management Fund	High rate of current income consistent with the preservation of capital and maintenance of liquidity.
Equity Income Fund	Total return.
Fund For Income	High current income.
Government Fund	A significant level of current income which is consistent with security and liquidity of principal.
Growth & Income Fund	Long-term growth of capital and current income.
International Fund	Long-term capital growth.
Investment Grade Fund	A maximum level of income consistent with investment in investment grade debt securities.
Limited Duration High Quality Bond Fund	Current income consistent with low volatility of principal.
Opportunity Fund	Long-term capital growth.
Real Estate Fund	Total return.
Select Growth Fund	Long-term growth of capital.
Special Situations Fund	Long-term growth of capital.
Target Maturity 2015 Fund*	A predictable compounded investment return for those who hold their Fund shares until the Fund’s maturity, consistent with preservation of capital.
Total Return Fund	High, long-term total investment return consistent with moderate investment risk.
*The Target Maturity 2015 Fund will mature and terminate at the end of the year 2015. The Target Maturity 2015 Fund is no longer accepting investments effective May 1, 2015, except for additional investments for Policyowners who have previously selected the Target Maturity 2015 Subaccount as an investment option.

***************************

Investors Should Retain this Supplement for Future Reference

FLIACSPVL1115

FIRST INVESTORS LIFE SEPARATE ACCOUNT E
PART C: OTHER INFORMATION
Item 26.	Exhibits

(a)	Resolution of the Board of Directors of First Investors Life Insurance Company establishing Separate Account E. /2/
(b)	Not applicable.
(c)	Underwriting Agreement
(1) Amended Underwriting Agreement between First Investors Life Insurance Company, First Investors Life Separate Account E and First Investors Corporation. /4/
(d)	Specimen Modified Single Premium Variable Life Insurance Policy issued by First Investors Life Insurance Company for participation in Separate Account E. /2/
(e)	Form of application used with Policies. /2/
(f)	(1) Declaration of Intention and Charter of First Investors Life Insurance Company. /1/
(i) Certificate of Amendment. /1/
(ii) Certificate of Amendment. /1/
(iii) Certificate of Amendment. /1/
(iv) Certificate of Amendment. /1/
(v) Certificate of Amendment. /6/
(2) By-laws of First Investors Life Insurance Company. /1/
(i) Amendment of By-laws. /6/
(g)	Not applicable.
(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.
(k)	Opinion and consent of counsel. /3/
(l)	Not applicable.
(m)	Sample Calculations for the illustration in the Registration Statement have been included within the Prospectus and Statement of Additional Information.
(n)	Consents of Independent Certified Public Accountants. /5/
(o)	Not applicable.
(p)	Not applicable.
(q)	The Registrant claims an exemption pursuant to Rule 6e-3(T)(b)(12)(iii) under the 1940 Act to the extent necessary with respect to all procedures disclosed in this Registration Statement.
(r)	(1) Powers of Attorney for Craig D. Cloyed, Steven Guterman, Martha E. Marcon and Loretta McCarthy. /4/
(2) Powers of Attorney for Anthony M. Garcia. /5/

/1/	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form S-6 filed by First Investors Life Insurance Company on behalf of First Investors Life Level Premium Variable Life Insurance (Separate Account B) on May 19, 1997 (File Nos. 002-98410; 811-04328).
/2/	Incorporated herein by reference to this Registration Statement as initially filed on April 1, 2005.
/3/	Incorporated herein by reference to Pre-Effective Amendment No. 1 to this

Registration Statement filed on August 24, 2005.
/4/	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by First Investors Life Insurance Company on behalf of First Investors Life Separate Account E on March 14, 2014 (File Nos. 333-191937; 811-21742).
/5/	Incorporated herein by reference to Post-Effective Amendment No. 12 to this Registration Statement filed on April 28, 2015.
/6/	Filed herewith.

Item 27.	Directors and Officers of the Depositor

The following are the Directors and Officers of Foresters Life Insurance and Annuity Company (unless otherwise noted, an individual’s business address is 40 Wall Street, New York, New York 10005).

Name and Principal Business Address	Position and Office with Foresters Life Insurance and Annuity Company

Carol Lerner Brown	Secretary

Craig D. Cloyed	Director

William H. Drinkwater	Senior Vice President and Chief Actuary

Lawrence M. Falcon Raritan Plaza 1 Edison, NJ 08837	Senior Vice President and Comptroller

Francis X. Gannon Raritan Plaza 1 Edison, NJ 08837	Chief Financial Officer and Treasurer

Anthony M. Garcia	Director

Steven Guterman	Director

Jason Helbraun	Assistant Vice President

William M. Lipkus Raritan Plaza 1 Edison, NJ 08837	Chairman and Director

Martha E. Marcon	Director

Loretta McCarthy	Director

Glenn Mueller Raritan Plaza 1 Edison, NJ 08837	Vice President and Chief Underwriter

David Schimmel Raritan Plaza 1 Edison, NJ 08837	Vice President

John Shey	Assistant Vice President

Carol E. Springsteen	President and Director

Item 28.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Registrant is a Separate Account of Foresters Life Insurance and Annuity Company, the Depositor, and, as such, might be deemed to be controlled by Foresters Life Insurance and Annuity Company. Foresters Life Insurance and Annuity Company’s parent company is Foresters Financial Holding Company, Inc. (FFHC) (Delaware), a holding company. Set forth below are all persons controlled by FFHC:

Foresters Investor Services, Inc. (New York).  Ownership: 100% owned by FFHC; Principal Business: Transfer Agent; Affiliate of Foresters Life Insurance and Annuity Company.

Foresters Financial Services, Inc. (New York).  Ownership:  100% owned by FFHC; Principal Business: Broker-Dealer; Affiliate of Foresters Life Insurance and Annuity Company.

Foresters Investment Management Company, Inc. (New York).  Ownership: 100% of voting common stock owned by FFHC; Principal Business: Investment Advisor; Affiliate of Foresters Life Insurance and Annuity Company.

Foresters Advisory Services, LLC (Delaware).  Ownership: 100% owned by FFHC; Principal Business: Investment Advisor; Affiliate of Foresters Life Insurance and Annuity Company.

FFHC’s parent company is The Independent Order of Foresters (Canada), a fraternal benefit society.  The organizational chart below sets forth all persons that are controlled by The Independent Order of Foresters.

None of the persons identified in this Item is a subsidiary of the Registrant.  Therefore, the only financial statements filed are those of the Registrant and Foresters Life Insurance and Annuity Company.

*The organizational chart below is current as of September 21, 2015.

Item 29.	Indemnification

Article V of the By‑Laws of Foresters Life Insurance and Annuity Company provides as follows:

Section 5.6                Indemnification of Directors, Officers and Employees.  Any person made, or threatened to be made, a party to an action or proceeding (including, without limitation, one by or in the right of the Corporation to procure a judgment in its favor), whether civil, criminal, administrative or investigative, including an appeal therein, by reason of the fact that he or she, his or her testator or testatrix or intestate then is or was a director, officer or employee of the Corporation, or then serves or has served any other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, in any capacity at the request of the Corporation, shall be indemnified by the Corporation against expenses, judgments, fines, attorney’s fees, and amounts paid in settlement to the full extent that officers, directors and employees are permitted to be indemnified by the laws of the State of New York.  The provisions of this section shall not adversely affect any right to indemnification which any person may have apart from the provisions of this section.  The Corporation may also provide for indemnification and advancement of expenses to any director or officer to the extent provided in a resolution of shareholders, resolution of directors or an agreement providing for such indemnification.

Reference is hereby made to the New York Business Corporation Law, Sections 721 through 726.

The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person's testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporation and not otherwise knowingly unlawful.

The directors and officers of Foresters Life Insurance and Annuity Company are insured against certain liabilities arising out of their conduct in such capacities.  The policy is subject to certain terms and conditions and to the specified coverage limit set forth in the policy.

Item 30.	Principal Underwriter

(a)             Foresters Financial Services, Inc., Underwriter of the Registrant, is also underwriter for:
  First Investors Equity Funds
  First Investors Income Funds
  First Investors Tax Exempt Funds
  First Investors Life Variable Annuity Fund A
  First Investors Life Level Premium Variable Life Insurance (Separate Account B)
  First Investors Life Variable Annuity Fund C
  First Investors Life Variable Annuity Fund D

(b)	The following persons are the officers and directors of Foresters Financial Services, Inc.:

(The principal business address of each director and officer listed below is c/o Foresters Legal Department, 40 Wall Street, New York, New York 10005.)

Name and Principal Business Address	Position and Office with Foresters Financial Services, Inc.

Carol Lerner Brown	Assistant Secretary

Francis X. Gannon	Chief Financial Officer and Treasurer

Laury Heydon-O’Neil	Vice President - Marketing

George D. Karris	Senior Vice President

William M. Lipkus	Chairman and Director

Frederick Miller	Senior Vice President

Larry Noyes	President and Director

Elizabeth Reilly	Vice President

Mark Segal	Assistant Vice President

Marjorie Solowey	Vice President

Jay Stainsby	Assistant Secretary

William J. Vogt	Vice President

(c)            Not Applicable.

Item 31.	Location of Accounts and Records

The accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and rules promulgated thereunder are maintained by Foresters Life Insurance and Annuity Company at its office at Raritan Plaza 1, Edison, NJ 08837; at Vital Records, 563 New Center Road, Flagtown, NJ 08821 (electronic record storage); and at Archive Systems, 25 Commerce Road, Fairfield, NJ 07004 (archive records).

Item 32.	Management Services

Not applicable.

Item 33.	Fee Representation

Registrant hereby makes the following representation:

Representation Regarding Reasonableness of Aggregate Policy Fees and Charges Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940.

Foresters Life Insurance and Annuity Company (“Foresters Life and Annuity”) represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Foresters Life and Annuity under the Policies.  Foresters Life and Annuity bases its representations on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Foresters Life and Annuity to earn a profit; the degree to which the Policies include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.  This representation applies to all Policies sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus and statement of additional information contained herein, or any variations therein, based on supplements, endorsements, or riders to any Policy, prospectus, statement of additional information or otherwise.

SIGNATURES

As required by the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents and certifies that this Post-Effective Amendment No. 13 (“Amendment”) to its Registration Statement on Form N-6 meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and that it has caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York (or the City of Edison, State of New Jersey for Ms. Springsteen and Messrs. Lipkus, Falcon and Gannon), on this 30th day of October, 2015.

FIRST INVESTORS LIFE SEPARATE ACCOUNT E (Registrant)

BY:	FORESTERS LIFE INSURANCE AND ANNUITY COMPANY

	/s/ Carol Springsteen	(Depositor)
(On behalf of the Registrant and itself)

By:	/s/ Carol Springsteen
Carol E. Springsteen
President and Director

As required by the 1933 Act, this Amendment to the Registrant’s Registration Statement on Form N-6 has been signed below by the following officers and directors of the Depositor in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Carol E. Springsteen	President and Director	October 30, 2015
Carol E. Springsteen

/s/ William M. Lipkus	Chairman and Director	October 30, 2015
William M. Lipkus

/s/ Francis X. Gannon	Chief Financial Officer and Treasurer	October 30, 2015
Francis X. Gannon

/s/ Lawrence M. Falcon	Senior Vice President and Comptroller	October 30, 2015
Lawrence M. Falcon

/s/ William H. Drinkwater	Senior Vice President and Chief Actuary	October 30, 2015
William H. Drinkwater

/s/ Craig D. Cloyed	Director	October 30, 2015
Craig D. Cloyed*

/s/ Anthony M. Garcia	Director	October 30, 2015
Anthony M. Garcia*

/s/ Steven Guterman	Director	October 30, 2015
Steven Guterman*

/s/ Martha E. Marcon		Director	October 30, 2015
Martha E. Marcon*

/s/ Loretta McCarthy		Director	October 30, 2015
Loretta McCarthy*

* By:	/s/ Carol E. Springsteen	October 30, 2015
Carol E. Springsteen
(Attorney-in-Fact)

INDEX TO EXHIBITS

Exhibit Number	Description

26(f)(1)(v)	Certificate of Amendment
26(f)(2)(i)	Amendment of By‑laws